Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories	Note 6. Inventories Inventories consisted of the following:

	December 31,
	2024	2023
	(U.S. $ in thousands)
Finished Goods	$90,702	$86,908
Work in Process	7,491	9,871
Raw Materials	81,616	96,197
	$179,809	$192,976